CORPORATE DEBT SOLUTIONS VII Peaks Co-OptivistTM Income BDC II THIS IS NEITHER AN OFFER TO SELL NOR A SOLICITATION OF AN OFFER TO BUY THE SECURITIES DESCRIBED HEREIN. THE OFFERING IS MADE ONLY BY THE PROSPECTUS DATED 9/30/2013 INCLUDING ANY SUPPLEMENTS. A BUSINESS DEVELOPMENT COMPANY (BDC) IS A FORM OF PRIVATE EQUITY IN THE UNITED STATES THAT INVESTS IN SMALL AND MID-SIZED BUINESSES. THIS FORM OF COMPNAY WAS CREATED BY CONGRESS IN 1980 AS AMENDMENTS TO THE INVESTMENT COMPNAY ACT OF 1940. SECURITIES OFFERED THROUGH AXIOM CAPITAL MANAGEMENT, INC MEMBER FINRA/SIPC. VII PEAKS CAPITAL, LLC AND AXIOM CAPITAL MANAGEMENT, INC ARE NOT AFFILIATED. `

Current Income and Capital Appreciation o Seeks to realize income and capital appreciation through acquisition, management and orderly liquidation of corporate debt securities. o Our research, execution strategy and pro-active engagement of the management for public and private companies provides the opportunity to restructure corporate debt to the advantage of our shareholders. o This unique strategy seeks to provide capital preservation, income and the potential for capital appreciation - WITHOUT THE USE OF LEVERAGE. The Fund's investment objective may not be achieved. Investment in these securities may involve a risk of loss of capital and no guarantee or representation can be made that an investment will generate profits or that an investor will not incur loss of invested capital.

SOURCE: CREDIT SUISSE. DATA AS OF DECEMBER 31, 2012. AMOUNTS IN BIILLIONS $9 $51 $38 $115 $204 $156 $23 $36 $82 $85 $141 $165 $0 $50 $100 $150 $200 $250 $300 $350 $400 2013 2014 2015 2016 2017 2018 INSTITUTIONAL LOANS HIGH YIELD BONDS Estimated Annual Debt Maturity Schedule Approximately $1.07 trillion of American-based high yield and institutional loans will mature between 2014 and 2018 3 For illustrative purposes only. This chart is not intended, in and of itself, to determine which securities to buy or sell. It is only a tool used to estimate debt maturity levels. There can be no assurance that debt maturity levels will match estimates.

Fund Manager/Execution Team Founders of the Co-Optivist™ Strategy • $40 Billion In Transactions • $20 Billion In Underwriting • Various Institutional Trading Partners Including: Morgan Stanley, Deutsche Bank and First Republic Bank Transactions and Underwriting amounts were performed from 2004-2009 by Gurpreet Chandhoke, a principal of VII Peaks Capital, LLC. VII Peaks Capital, LLC, Morgan Stanley, First Republic Bank and Deutsche Bank are not affiliated.

Background of Key Principals Experience Education Gurpreet (Gurprit) S. Chandhoke Managing Partner and Chief Investment Officer, VII Peaks Capital, LLC • Led debt issuance and restructuring with Deutsche Bank Technology Investment Banking Group and UBS Investment Bank • Managed the issuance of bank debt, corporate debt, high yield and convertible debt securities • Key participant in diverse corporate finance and M & A transactions in the internet, enterprise software, infrastructure and communications technology sectors • Wharton School of Business, B.A. Finance & Entrepreneurship • University of Minnesota, M.S. Electrical Engineering and Mechanical Engineering • University of Pune, India, B.S., Electrical Engineering Stephen Shea Managing Partner, VII Peaks Capital, LLC • Vice President of Institutional Sales RIA Team for Fidelity Investments working with RIA wealth management firms, banks and trust companies • Member of the Stock Selection and Investment Policy committees at Wentworth, Hauser and Violich and co-developed an open architecture WRAP, Sub-Advised RIA Platform • St. Mary’s College, B.S. Business/Finance

CASH FLOW AND CAPITAL GAINS POTENTIAL IN ONE INVESTMENT Current Annualized Distribution Rate: 7.35% Paid semi-monthly, as approved by the Board of Directors¹ No distributions may be paid. Semi-monthly distributions anticipated from… …investments in short duration fixed-income and high-yield bonds Potential capital appreciation from… …the restructuring of corporate debt through the Co-Optivist™ strategy Investment Opportunity – Current Income ¹Current distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current regular weekly cash distribution per share without compounding), divided by the current public offering price per share. The distribution rate was calculated including all fees and expenses. Distributions included some return of capital in 2013. Our distributions in our initial year of operations were not based on our investment performance, but were supported by our Manager in the form of operating expense support payments to us, and a portion of our distributions constituted a return of capital. There can be no assurance that we can maintain distributions at any particular level. There is no guarantee that these objectives will be met or that an investment will be profitable. Investments are subject to risks and may lose principal. Please refer to the prospectus for risks and details. Past performance is no guarantee of future results. Investing in the Fund involves risk. Similar investments may not be available in the future. The charts are not intended, in and of themselves, to determine which securities to buy or sell. The pie chart represents targeted allocation of investment strategies. 70% 30% Short-term bonds held to maturity Debt restructuring Potential Cash Flow Cash Flow and Potential Appreciation 6

Investment Criteria Investment Criteria that Focuses on First-to-Maturity Positions Desired Capital Structure of Target Companies Senior Secured Debt Senior Unsecured Debt (High Yield Corporate Bonds) EQUITY First-to-Maturity Seeks Target Companies that have: • Historical revenue growth • Positive cash flow • Sufficient asset coverage (min. 1.5x asset/liabilities coverage) 7 For illustrative purposes only. Similar investments may not be available in the future. These charts are not intended, in and of themselves, to determine which securities to buy or sell. A Business Development Company (BDC) is a form of publicly traded private equity in the United States that invests in small and mid-sized businesses. This form of company was created by Congress in 1980 as amendments to the Investment Company Act of 1940

There is no guarantee that these objectives will be met or that an investment will be profitable. The advisor may not be successful in negotiating terms with management. Similar investments may not be available in the future. Investments are subject to risks and may lose principal. Please refer to the prospectus for risks and details. No cash flow or capital gains my be realized from the target company, and no distributions may be paid. It is possible to lose money by investing in this strategy. For illustrative purposes only. Investment Opportunity – Capital Appreciation Purchase publicly traded corporate debt in the secondary market at a discount to Par (senior loans, high yield, convertible debt) Approach target company management with a debt restructuring proposal Negotiate with management team in a cooperative fashion, but as an activist on behalf of bondholders to de-lever the target company’s balance sheet Agree to terms of restructuring with target company and bondholders Receive new bonds, cash or stock combination upon acceptance of the terms of the restructuring Potential Cash Flow Coupon payments received from the target company are used to pay investors semi-monthly distributions. Cash flow to investors is not expected to be dependent on debt restructuring. Potential Appreciation May result in a capital gain upon receipt of new bonds, cash or stock. Exit investment at appropriate price and time in the secondary market. Each restructuring is anticipated to take 3 to 12 months. 8

Scheduled Debt Expiration Current Trading Price Par Original issue Price is at “Par” Price May Decrease Due to Market Factors The VII Peaks Co-OptivistTM approach seeks to: Improve the probability of a successful repayment at Par; While compressing the timeframe within which the event occurs; Thereby, increasing the IRR and creating an event that is not correlated to the market. VII Peaks Seeks to Purchase at a Discount to “Par” Anticipated Income from Coupon Payments During Ownership of Debt Scheduled Debt Repayment at Par Opportunity for Restructuring Ahead of Debt Expiration UPSIDE POTENTIAL 1 2 3 Investment Process For illustrative purposes only. Bond prices and discounts may vary. There is no guarantee that a bond will increase in value or be repaid. It is possible to lose money by investing in this strategy. Similar investments may not be available in the future. The Advisor may not be successful in implementing this strategy, and the Fund may not realize its objective. These charts are not intended, in and of themselves, to determine which securities to buy or sell. 9

Co-Optivist™ Strategy seeks to help Portfolio Companies • Successful repayment at Par • Compress timeframe for payback • Create a new uncorrelated debt instrument VII Peaks Investment Criteria • Historical revenue growth • Positive cash flow • Sufficient asset coverage (min. 1.5x asset/liabilities coverage) • Restructure the underlying corporate debt securities • De-lever the target company’s balance sheet • Improve the target company’s overall liquidity • Provide potential event-driven appreciation for investors Strategy Benefits Proactive Event-Driven Strategy VII Peaks Potential Benefits 10 For illustrative purposes only. Target companies may not meet the advisor’s investment criteria. The advisor may not be successful in restructuring corporate debt, de-levering the target companies balance sheet or improving the target companies’ liquidity. Similar investments may not be available in the future. It is possible to lose money by investing is this strategy.

Public Listing Merge Liquidate Hold to Maturity Exit Strategies Exit Strategy Must be Recommended within Four Years of the Close of the Offering 11 Within four years following the completion of our public offering or any subsequent follow-on offering, our Board of Directors are required to recommend that we pursue a liquidity event for our shareholders. A “liquidity event” includes: (i) a listing of our shares on a national securities exchange; (ii) a merger or another transaction approved by our Board of Directors in which our shareholders will receive cash or shares of a listed company; or (iii) a sale of all or substantially all of our assets either on a complete portfolio basis or individually followed by a liquidation. We expect that the liquidity event recommended by our Board of Directors will be completed within twelve months following the recommendation by our Board of Directors.

Differentiating Key Features Unique Characteristics to the VII Peaks Co-OptivistTM Income BDC II • Access and Pricing through Institutional Partners (execution strategist) • Investments in Short Duration Bonds (24-36 months to maturity) • Semi-Monthly Distributions* (7.35%, no distributions may be paid in the future) • Special Cash Distributions (2 since inception – 12/2012 and 3/2013) • No Leverage (no margin or swaps) • Lower Potential Costs (benefit of no margin or swaps) • Transparency (bond positions listed in 10-Q filings – Cusip #s available) • Shorter Prospective Investment Time Horizon (exit strategy within 4 yrs of closing) • Non-Correlated Restructuring Model (company specific vs. market driven) • 1099 Tax Reporting *Current distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current regular weekly cash distribution per share without compounding), divided by the current public offering price per share. The distribution rate was calculated including all fees and expenses. There is no assurance that the fund will be able to continue its current distribution rate, make distributions at all or that future distributions do not include some return of capital. It is possible to lose your entire investment in this strategy. Past performance is no guarantee of future results. Past distributions have included return of capital. 12

Current Allocation 20.6% 13.6% 11.3% 11.3% 10.7% 6.5% 5.3% 4.4% 3.6% 3.5% 3.3% 2.9% 1.8% 1.1% 0.1% Money Market Investments Healthcare and Pharmaceuticals Media and Entertainment Services: Business Telecommunications Banking, Finance, Insurance & Real Estate Services: Consumer Aerospace and Defense Energy: Oil & Gas Hotel, Gaming & Leisure High Tech Industries Beverage, Food and Tobacco Consumer Goods: Non-durable Retail Environmental Industries Sector Allocation as of 9/30/2013 13 Section allocations are subject to change. Similar investments may not be available in the future. This chart is not intended, in and of itself, to determine which securities to buy or sell.

Top Holdings (As of 9/30/2013) Portfolio Company Industry Coupon Rate Maturity Date GXS Worldwide, Inc. Services: Business 9.75% 6/15/2015 Radiation Therapy Services, Inc. Healthcare & Pharmaceuticals 8.88% 1/15/2017 Saratoga Resources, Inc. Energy: Oil & Gas 12.50% 7/1/2016 First Data Corp. Banking, Finance 11.25% 3/31/2016 NII Cap Corp. Telecommunications 10.00% 8/15/2016 Radio One, Inc. Media & Entertainment 12.50% 5/24/2016 DJO Finance, LLC. Healthcare & Pharmaceuticals 9.75% 10/15/2017 Affinion Group, Inc. Media & Entertainment 11.50% 10/15/2015 Logan's Roadhouse, Inc. Beverage, Food & Tobacco 10.75% 10/15/2017 Harland Clarke Corp. Banking, Finance 9.50% 5/15/2015 Avaya, Inc. Telecommunications 9.75% 11/01/2015 Clear Channel Communications, Inc. Media & Entertainment 10.75% 8/1/2016 Colt Defense, LLC. Aerospace and Defense 8.75% 11/15/2017 Travelport, LLC. Services: Consumer 11.88% 9/01/2016 Serena Software, Inc. High Tech Industries 10.38% 3/15/2016 Rotech Healthcare, Inc. Healthcare & Pharmaceuticals 10.75% 10/15/2015 Aspect Software, Inc. Telecommunications 10.63% 5/15/2017 Apria Healthcare Group, Inc. Healthcare & Pharmaceuticals 12.38% 11/1/2014 Clear Channel Communications, Inc. Media & Entertainment 11.00% 8/1/2016 Avaya, Inc. Telecommunications 10.13% 11/01/2015 Ceridian Corp. Services: Business 12.25% 11/15/2015 Caesar's Entertainment Corp. Hotel, Gaming & Leisure 10.00% 12/15/2015 14 Top Holdings by percentage of the portfolio

Performance Indicators (as of September 30, 2013) Current Offering Price Per Share $10.15 Current Declared Distribution Yield 7.35% DRIP Share Yield 8.03% Portfolio Yield to Maturity 11.74% Weighted Average Current Yield 10.70% 15 No distributions may be paid. Past performance is no guarantee of future results. • Current distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current regular weekly cash distribution per share without compounding), divided by the current public offering price per share. The distribution rate was calculated including all fees and expenses. • Please review the current Form 10-Q for additional information. • Our distributions in our initial year of investment operations were not based on our investment performance, but were supported by our Manager in the form of operating expense support payments to us, and a portion of our distributions constituted a return of capital. • A return of capital generally is a return of your investment rather than a return of earnings or gains derived from our investment activities and will be made after deduction of fees and expenses payable in connection with the offering, including any fees payable to our Manager. • We are subject to financial market risks, including change in interest rates, which may have a substantial negative impact on our investments. • Our portfolio investments, especially until we raise significant capital from this offering, may be concentrated in a limited number of portfolio companies, which would magnify the effect of any losses by a few of these investments.

Investment Objective: Generate current income and capital appreciation Strategy: Invest in discounted corporate debt and equity linked debt of public and private companies Current Distribution: 7.35% - No distributions may be paid Public Offering Price: $10.15 Minimum Investment: $5,000 Distributions Paid: Semi-Monthly DRIP: 95% of current offering price Tender Offer Program: 20% of shares available for redemption per year (5% quarterly) Valuations: Quarterly, public reporting and audited financial statements 1 For further information regarding the Offering features see the prospectus. Investments in any security involve a high degree of risk and should only be considered by investors who can withstand the loss of their investment. Prospective investors should carefully review the gRisk Factorsh section of the prospectus. Past performance is no guarantee of future results. Investments are not insured by the Federal Deposit Insurance Corporation and may be unsuitable for some investors depending on their specific investment objectives, risk tolerance and financial position. The distribution rate was calculated including all fees and expenses. The Fund may change its distribution policy at any time and no levels of distributions are assured. Past distributions have included return of capital, and may include return of capital in the future. 2 Net worth does not include home, furnishings or personal automobiles. Program may not be effective in all states. The following states have additional suitability standards: AL, CA, KS, KY, IA, ME, MA, NE, NJ, NM, ND, OK, OR, and TN. See the gSuitability Standardsh section of the prospectus. 3 Within four years following the completion of our public offering or any subsequent follow-on offerings our Board of Directors is required to recommend that we pursue a liquidity event for shareholders. 420% incentive fee subordinated to a return on invested capital equal to 2% a quarter or an annual rate of 8%. VII Peaks Co-Optivist Income BDC II Fund Information1 Leverage: 0% (No margin or swaps) Average Maturity of Portfolio: 2.76 years Investment Time Horizon.: Exit Plan (4-5 Years) Offering Size: $750,000,000 Purchase Frequency: Semi-Monthly Tax Reporting: 1099 Investor Eligibility.: Net worth of at least $70,000 and annual gross income of at least $70,000; or a net worth of at least $250,000 Fees4: (No acquisition, disposition, loan, or origination fees) .. 2.0% - 1.5% declining management fee .. 20% incentive fee on income, above the 8% preferred return to investors .. 20% incentive fee on capital gains 16

Summary of Risk Factors • A return of capital generally is a return of your investment rather than a return of earnings or gains derived from our investment activities and will be made after deduction of fees and expenses payable in connection with the offering, including any fees payable to our Manager. • We are subject to financial market risks, including change in interest rates, which may have a substantial negative impact on our investments. • Our portfolio investments, especially until we raise significant capital from this offering, may be concentrated in a limited number of portfolio companies, which would magnify the effect of any losses by a few of these investments. • We do not currently intend to list our shares on any securities exchange and do not expect a public market to develop for the foreseeable future. Because there is no public trading market for our shares, shareholders will not be able to liquidate their investment prior to our liquidation or other liquidity event, other than through our tender offer program. Therefore, shareholders should not expect to sell their shares promptly or at a desired price. A liquidity event may not be recommended by our Board for up to four years following the completion of a public offering (or any subsequent follow-on offerings). • While we intend to conduct quarterly tender offers for up to 20% of the weighted average number of shares outstanding in the prior calendar year (5% per quarter), pursuant to our share repurchase program, beginning with the first calendar quarter following the one-year anniversary of achieving the minimum offering requirement, we may suspend or terminate the share repurchase program at any time. See Tender Offer Program section of the Prospectus for full disclosure. • We are a recently formed entity with limited operating history. • A significant portion of our portfolio will be recorded at fair value as determined in good faith by our Board of Directors and, as a result, there will be uncertainty as to the value of our portfolio investments. • The potential for our Manager to earn incentive fees under the investment advisory agreement may create an incentive for it to enter into investments that are riskier or more speculative than would otherwise be in our best interests. • All fees and expenses were included by the Board of Directors in determining the distributions rate. The distribution rate is subject to change at any time. • For further details of risks relevant to the offering, prospective investors should carefully review the “Risk Factors” section in the prospectus. Investments in any security involve a high degree of risk and should only be considered by investors who can withstand the loss of their investment. 17

Disclosures • This document is strictly confidential and is intended solely for the information of the person to whom it was delivered. It may not be reproduced or redistributed in whole or in part. • Current distribution rate is expressed as a percentage equal to the projected annualized distribution amount (which is calculated by annualizing the current regular twice monthly cash distribution per share without compounding), divided by the current public offering price per share. • This presentation is not an offer to buy or sell or solicitation of an offer to buy or sell any securities mentioned. An investment in the Fund is made pursuant to its currently effective prospectus. This document is not a solicitation for investment in any fund. • Past performance is no guarantee of future results. All investments in securities involve a risk of loss of capital and no guaranty or representation can be made that an investment will generate profits or that an investor will not incur loss of invested capital. • Subject to change. The target allocations, portfolio allocations and holdings of the Fund’s strategy may change over time at the discretion of the Advisor. There can be no assurance that any allocations or underlying securities discussed herein will remain in the portfolio or, if sold, will not be repurchased. • Investment Risk. Securities investments including the investments discussed in this presentation are NOT INSURED by the Federal Deposit Insurance Corporation (FDIC) or any other federal government agency, and MAY LOSE VALUE. The investments discussed in this presentation may be unsuitable for some investors depending on their specific investment objectives and financial position. • Principal loss is possible. Please see the Fund’s Prospectus for further details. We may purchase debt securities of companies that are experiencing significant financial or business stress, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Such purchases involve a substantial degree of risk and may not show any return for a considerable period of time. In fact, many of these instruments ordinarily remain unpaid unless and until the company reorganizes and/or emerges from bankruptcy proceedings, and as a result may have to be held for an extended period of time. The level of analytical sophistication, both financial and legal, necessary for successful investment in companies experiencing significant business and financial stress is unusually high. There is no assurance that we will correctly evaluate the nature and magnitude of the various factors that could affect the prospects for a successful reorganization or similar action. In any reorganization or liquidation proceeding relating to a company in which we invest, we may lose our entire investment or may be required to accept cash or securities with a value less than our original investment. Under such circumstances, the returns generated from our investments may not compensate investors adequately for the risks assumed. 18

Disclosures • Investors should carefully consider the investment objectives, risks, charges and expenses of the Fund before investing. This and other important information is contained in the Fund’s statutory prospectus. • No Warranty. Neither the Fund nor the Advisor warrants the accuracy, adequacy, completeness, timeliness or availability of any information provided by third-parties. Any index provided in this presentation is for comparison purposes only and is not available for investment. • Pursuant to applicable state securities laws, our common shares offered are suitable only as a long-term investment for persons of adequate financial means who have no need for liquidity in this investment. We do not expect there to be any public market for our common shares in the foreseeable future, which means that it may be difficult to sell your common shares. As a result, we have established suitability standards which require investors to have either (i) a net worth (not including home, furnishings and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (ii) a net worth (not including home, furnishings and personal automobiles) of at least $250,000. Our suitability standards also require that a potential investor (1) can reasonably benefit from an investment in U.S. based on such investor's overall investment objectives and portfolio structuring; (2) is able to bear the economic risk of the investment based on the prospective shareholder's overall financial situation; and (3) has apparent understanding of (a) the fundamental risks of the investment, (b) the risk that such investor may lose his or her entire investment, (c) the lack of liquidity of the common shares, (d) the background and qualifications of VII Peaks Capital, LLC and (e) the tax consequences of the investment. • The Fund’s Advisor will receive compensation regardless of profitability. If the Fund incurs a net loss due to a decline in the value of the Fund’s portfolio, the Fund will still be obligated to pay the Advisor investment management fees and may even be obligated to pay the Advisor incentive fees on net investment income. • Our Manager and certain of its affiliates, some of which may have the same or substantially similar investment objectives as the Company, face conflicts of interest as a result of compensation arrangements, time constraints and competition for investments. • If we fail to qualify for or maintain regulated investment company (RIC) tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution, and the amount of our distributions. • A Business Development Company (BDC) is a form of private equity in the United States that invests in small and mid-sized businesses. This form of company was created by Congress in 1980 as amendments to the Investment Company Act of 1940 19

Questions and Answers THANK YOU FOR ATTENDING 20

CORPORATE DEBT SOLUTIONS SECURITIES OFFERED THROUGH AXIOM CAPITAL MANAGEMENT, INC MEMBER FINRA/SIPC. VII PEAKS CAPITAL, LLC AND AXIOM CAPITAL MANAGEMENT, INC ARE NOT AFFILIATED. 21